INTELLECTUAL PROPERTY	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
INTELLECTUAL PROPERTY

NOTE 9 - INTELLECTUAL PROPERTY

As of September 30, 2012, the Company’s wholly owned subsidiary, HPEV-DE, has been assigned the rights to five patents and three patents-pending with two remaining to be assigned. Five issued patents and two patents-pending relate to the utilization of thermal dispersion technologies to remove heat from various types of electric motors, generators and a brake resistor. By removing heat in a more efficient manner, the thermal technologies should provide lower costs, improved performance benefits and longer product life.  The other patent-pending is an electric load assist that makes it possible for hybrid electric vehicles to utilize power in any combination from the gas or diesel engine and an electric motor installed on-board.

The direct cost for legal services related to the patents as of September 30, 2012 and December 31, 2011 was $69,757 and $44,564, respectively.  This amount was capitalized as an intangible asset.

7.   INTELLECTUAL PROPERTY

Z3E acquired various intangible rights to the works of the Aleem Brothers many of which featured Jimi Hendrix.

In consideration for the rights, the Z3 Enterprises provided a good faith deposit of $75,000.  The intangible rights were recorded on the Company’s books as an intellectual property deposit. As the company’s direction has changed and no agreement had been reached to transfer the rights to another party, management decided to write the deposit off.

As of January 31, 2012, Z3 Enterprises’ wholly owned subsidiary, HPEV, Inc., was assigned the rights to one patent, one notice of allowance of a patent and eleven patents-pending with two remaining to be assigned.   The issued patent and 9 patents-pending all relate to the utilization of heat pipes to remove heat from various types of electric motors, generators and a brake resistor. By removing heat in a more efficient manner, the heat pipes provide lower costs, improved performance benefits and longer product life. The eleventh patent-pending is an electric load assist that makes it possible for plug-in hybrid electric vehicles to utilize power in any combination from the gas or diesel engine and an electric motor installed on-board.  The notice of allowance of a patent covers a heat pipe application in submersible motors.

The direct cost for legal services related to the patents was $44,464. This amount was capitalized as an asset.